Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments
Schedule of fair value of financial instruments measured on recurring basis

Recurring

	Fair Value Measurements at December 31, 2012 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds(1)	$10,005	$10,005	$—	$—
Bank time deposits(2)	559,393	—	559,393	—
Available-for-sale securities(3)	88,119	$88,119	—	—
Total	$657,517	$98,124	$559,393	$—

Recurring

	Fair Value Measurements at December 31, 2011 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds(1)	$208,931	$208,931	$—	$—
Bank time deposits(2)	285,622	—	285,622	—
Available-for-sale securities(3)	63,864	63,864	—	—
Total	$558,417	$272,795	$285,622	$—

(1)   Included in cash and cash equivalents on the Company’s consolidated balance sheets.

(2)   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

(3)   Included in equity investments on the Company’s consolidated balance sheets.